Appendix 3 Associates and Joint Ventures - Summary of Investments Accounted for Using the Equity Method (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Sacme S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Taxpayer ID No.	Foreign
Company	Sacme S.A.
Currency	U.S. dollar
Percentage of Direct Ownership	0.00%	0.00%	0.00%
Percentage of Indirect Ownership	50.00%	50.00%	50.00%
Percentage of Ownership	50.00%	50.00%	50.00%
Relationship	Associate
Country	Argentina
Business Activity	Monitoring and Control of Electric System
Yacylec S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Taxpayer ID No.	Foreign
Company	Yacylec S.A.
Currency	Argentine peso
Percentage of Direct Ownership	22.22%	22.22%	22.22%
Percentage of Indirect Ownership	0.00%	0.00%	0.00%
Percentage of Ownership	22.22%	22.22%	22.22%
Relationship	Associate
Country	Argentina
Business Activity	Electric energy transportation
Distribuidora Eléctrica de Cundinamarca S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Taxpayer ID No.	Foreign
Company	Distribuidora Eléctrica de Cundinamarca S.A.
Currency	Colombian peso
Percentage of Direct Ownership	0.00%	0.00%	0.00%
Percentage of Indirect Ownership	0.00%	0.00%	49.00%
Percentage of Ownership	0.00%	0.00%	49.00%
Relationship	Joint Venture
Country	Colombia
Business Activity	Electric energy distribution and sales
Empresa de Energía de Cundinamarca S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Taxpayer ID No.	Foreign
Company	Empresa de Energía de Cundinamarca S.A.
Currency	Colombian peso
Percentage of Direct Ownership	0.00%	0.00%	0.00%
Percentage of Indirect Ownership	0.00%	0.00%	49.00%
Percentage of Ownership	0.00%	0.00%	49.00%
Relationship	Joint Venture
Country	Colombia
Business Activity	Electric energy distribution and sales
Central Termica Manuel Belgrano [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Taxpayer ID No.	Foreign
Company	Central Termica Manuel Belgrano
Currency	Argentine peso
Percentage of Direct Ownership	0.00%	0.00%	0.00%
Percentage of Indirect Ownership	25.60%	25.60%	25.60%
Percentage of Ownership	25.60%	25.60%	25.60%
Relationship	Associate
Country	Argentina
Business Activity	Electric energy distribution and sales
Central Termica San Martin [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Taxpayer ID No.	Foreign
Company	Central Térmica San Martin
Currency	Argentine peso
Percentage of Direct Ownership	0.00%	0.00%	0.00%
Percentage of Indirect Ownership	25.60%	25.60%	25.60%
Percentage of Ownership	25.60%	25.60%	25.60%
Relationship	Associate
Country	Argentina
Business Activity	Electric energy distribution and sales
Central Vuelta Obligado S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Taxpayer ID No.	Foreign
Company	Central Vuelta Obligado S.A.
Currency	Argentine peso
Percentage of Direct Ownership	0.00%	0.00%	0.00%
Percentage of Indirect Ownership	40.90%	40.90%	40.90%
Percentage of Ownership	40.90%	40.90%	40.90%
Relationship	Associate
Country	Argentina
Business Activity	Electric energy distribution and sales